Operating lease and other commitments (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Operating lease liability	$ 114,147	$ 344,863
Future payment amount	$ 115,476	$ 338,901
Average remaining years	5 months 15 days
January 1, 2019 [Member]
Statement [Line Items]
Discount rate description	ranges from 4.75% to 5.00%